Parent Investment (Details) - USD ($)	11 Months Ended
	Nov. 29, 2021	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2020
Additional paid-in capital (Notes 3 and 6)		$ 60,615,000	$ 47,991,000
OceanPal Inc. Predecessors
Amount of parent investment	$ 0
Additional paid-in capital (Notes 3 and 6)				$ 140,925,220	$ 144,274,678